Earnings/(Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings/(Loss) Per Share
Earnings/(Loss) Per Share

20.Earnings/(Loss) Per Share

The rights of the holder of Class A and Class B ordinary shares were identical for all periods presented, except with respect to voting and conversion rights, and therefore, the undistributed earnings were allocated on a proportionate basis and the resulting earnings per share attributable to ordinary shareholders were the same for both Class A and Class B ordinary shares on an individual or combined basis. The following table sets forth the computation of basic net (loss)/earnings per share for the following periods:

	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Basic (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	(157,907)	(13,130)	3,334	469
Denominator:
Weighted average number of shares outstanding	43,914,204	56,007,723	55,534,919	55,534,919
(Loss)/earnings per share - basic	(3.60)	(0.23)	0.06	0.01

The following table sets forth the computation of diluted net (loss)/earnings per share for the following periods:

	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Diluted (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing diluted (loss)/earnings per ordinary share	(157,907)	(13,130)	3,334	469
Denominator:
Weighted average number of shares outstanding	43,914,204	56,007,723	55,534,919	55,534,919
(Loss)/earnings per share - diluted	(3.60)	(0.23)	0.06	0.01

The effects of all outstanding contingently redeemable ordinary shares and share options were excluded from the computation of diluted loss per share for the years ended December 31, 2021 and 2022, as the effect would be anti-dilutive. For the year ended December 31, 2023, potential dilutive shares consist of incremental ordinary shares issuable upon the exercise of outstanding options calculated under treasury method.